SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income			$ 475,781
Unrealized gain on investments held in Trust Account			4,159
Less: Company's portion available to be withdrawn to pay taxes			(193,315)
Less: Company's portion available to be withdrawn for working capital purposes			$ (286,625)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	191,473,711	191,473,711	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.00	$ 0.00
Non-Redeemable Common Stock Numerator: Net loss minus net earnings
Net loss	$ (54,303,650)	$ (54,304,650)	$ (63,467,875)
Non-redeemable net loss			$ (63,467,875)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	59,043,747	54,862,784	62,139,949
Basic and diluted net loss per share, Non-redeemable Class B common stock	$ (0.92)	$ (0.99)	$ (1.02)